Discontinued Operations and Divestitures - Summary of Rachel's Operating Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss	$ 2,056	$ (27,105)	$ (16,686)
Rachel's [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			26,319
Loss before income taxes			(3,783)
Income tax benefit			1,399
Net loss			$ (2,384)